Discontinued Operations - Summary of Exceptional Items - Discontinued Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	$ (1,546)	$ (1,060)	$ (650)
Exceptional items tax	241	242	(2,320)
Exceptional items net	(1,305)	(818)	(2,970)
US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items tax			(2,320)
Exceptional items net			(2,320)
Non-controlling interests [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	(291)
Exceptional items tax	90
Exceptional items net	(201)
Attributable to BHP shareholders [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross	(1,255)	(1,060)	(650)
Exceptional items tax	151	242	(2,320)
Exceptional items net	$ (1,104)	(818)	(2,970)
Discontinued operations [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(2,859)
Exceptional items tax			601
Exceptional items net		$ 0	(2,258)
Discontinued operations [member] | US tax reform [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax			492
Exceptional items net			492
Discontinued operations [member] | Impairment of Onshore US assets [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(2,859)
Exceptional items tax			109
Exceptional items net			(2,750)
Discontinued operations [member] | Non-controlling interests [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross
Exceptional items tax
Exceptional items net
Discontinued operations [member] | Attributable to BHP shareholders [member]
Disclosure of analysis of single amount of discontinued operations [line items]
Exceptional items gross			(2,859)
Exceptional items tax			601
Exceptional items net			$ (2,258)